Commitments and Contingencies - Schedule of Future Minimum Annual Commitments Under Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
2017	$ 6,674
2018	5,218
2019	4,072
2020	3,260
2021	2,529
Thereafter	$ 773
2016		$ 6,537
2017		5,750
2018		5,622
2019		3,452
2020		2,722
Thereafter		$ 2,070